CECL - Financial instruments measured at amortized cost and credit losses	12 Months Ended
Dec. 31, 2021
Financial instruments measured at amortized cost and credit losses
20 Financial instruments measured at amortized cost and credit losses
This disclosure provides an overview of the Group’s balance sheet positions that include financial assets carried at amortized cost that are subject to the CECL accounting guidance. It includes the following sections:
■ Allowance for credit losses (including the methodology for estimating expected credit losses in non-impaired and impaired financial assets and current-period estimates);
■ Credit quality information (including monitoring of credit quality and internal ratings);
■ Past due financial assets;
■ Non-accrual financial assets;
■ Collateral-dependent financial assets;
■ Off-balance sheet credit exposure; and
■ Troubled debt restructurings and modifications.
As of December 31, 2021, the Group had no purchased financial assets with more than insignificant credit deterioration since origination.
> Refer to “Note 1 – Summary of significant accounting policies” for further information on the accounting of financial assets and off-balance sheet credit exposure subject to the CECL accounting guidance.
Overview of financial instruments measured at amortized cost – by balance sheet position
	2021				2020
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	164,510		0	164,510	138,593		(6)	138,587
Interest-bearing deposits with banks	1,323	[2]	0	1,323	1,303	[4]	(5)	1,298
Securities purchased under resale agreements and securities borrowing transactions	35,283	[2]	0	35,283	34,282		0	34,282
Loans	282,740	[2,3]	(1,297)	281,443	282,036	[4,5]	(1,536)	280,500
Brokerage receivables	20,873	[2]	(4,186)	16,687	35,942	[4]	(1)	35,941
Other assets	14,175		(30)	14,145	15,394		(43)	15,351
Total	518,904		(5,513)	513,391	507,550		(1,591)	505,959
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 86 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excludes accrued interest in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Includes endangered interest of CHF 88 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
Estimating expected credit losses – overview
The following key elements and processes of estimating expected credit losses apply to the Group’s major classes of financial assets held at amortized cost.
Expected credit losses on non-impaired credit exposures
Expected credit loss models for non-impaired credit exposures have three main inputs: (i) probability of default (PD), (ii) loss given default (LGD) and (iii) exposure at default (EAD). These parameters are derived from internally developed statistical models which are based on historical data and leverage regulatory models under the advanced internal rating-based approach. Expected credit loss models use forward-looking information to derive point-in-time estimates of forward-looking term structures.
PD estimates are based on statistical rating models and tailored to various categories of counterparties and exposures. These statistical rating models are based on internally and externally compiled data comprising both quantitative and qualitative factors. A migration of a counterparty or exposure between rating classes generally leads to a change in the estimate of the associated PD. Lifetime PDs are estimated considering the expected macroeconomic environment and the contractual maturities of exposures, adjusted for estimated prepayment rates where applicable.
LGD estimates the size of the expected loss that may arise on a credit exposure in the event of a default. The Group estimates LGD based on the history of recovery rates of claims against defaulted counterparties, considering, as appropriate, factors such as differences in product structure, collateral type, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. Certain LGD values are also calibrated to reflect the expected macroeconomic environment.
EAD represents the expected amount of credit exposure in the event of a default. It reflects the current drawn exposure with a counterparty and an expectation regarding the future evolution of the credit exposure under the contract or facility, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default, which is modeled based on historical data by applying a term structure and considering portfolio-specific factors such as the drawn amount as of the reporting date, the facility limit, amortization schedules, financial collateral and product type. For certain financial assets, the Group determines EAD by modeling the range of possible exposure outcomes at various points in time using scenario and statistical techniques.
Where a relationship to macroeconomic indicators is statistically sound and in line with economic expectations, the parameters are modeled accordingly, incorporating the Group’s forward-looking forecasts and applying regional segmentations where appropriate.
The Group’s macroeconomic and market variable forecasts for the CECL scenarios cover a five-year time horizon. For periods beyond that reasonable and supportable forecast period, the Group immediately reverts to average economic environment variables as model input factors.
Alternative qualitative estimation approaches are used for certain products. For lombard loans (including share-backed loans), the PD/LGD approach used does not consider the Group’s forward-looking forecasts as these are not meaningful for the estimate of expected credit losses in light of the short time-frame considered for closing out positions under daily margining arrangements. For international private residential mortgages and securitizations, the Group applies qualitative approaches where credit specialists follow a structured process and use their expertise and judgment to determine the amounts of expected credit losses.
The Group measures expected credit losses considering the risk of default over the maximum contractual period (including any borrower’s extension options) during which it is exposed to credit risk, even if the Group considers a longer period for risk management purposes. The maximum contractual period extends to the date at which the Group has the right to require repayment of an advance or terminate an irrevocable loan commitment or a credit guarantee.
Expected credit losses on impaired credit exposures
Expected credit losses for individually impaired credit exposures are measured by performing an in-depth review and analysis of these exposures, considering factors such as recovery and exit options as well as collateral and the risk profile of the borrower. The individual measurement of expected credit losses for impaired financial assets also considers reasonable and supportable forward-looking information that is relevant to the individual counterparty (idiosyncratic information) and reflective of the macroeconomic environment that the borrower is exposed to, apart from any historical loss information and current conditions. If there are different scenarios relevant for the individual expected credit loss measurement, they are considered on a probability-weighted basis. The related allowance for credit losses is revalued by the recovery management function, at least annually or more frequently, depending on the risk profile of the borrower or credit-relevant events.
For credit-impaired financial assets, the expected credit loss is measured using (i) the present value of estimated future cash flows discounted at the contractual interest rate of the loan and (ii) the fair market value of collateral where the loan is collateral-dependent. The impaired credit exposures and related allowance are revalued to reflect the passage of time.
For all classes of financial assets, the trigger to detect an impaired credit exposure is non-payment of interest, principal amounts or other contractual payment obligations, or when, for example, the Group may become aware of specific adverse information relating to a counterparty’s ability to meet its contractual obligations, despite the current repayment status of its particular credit facility. For credit exposures where repayment is dependent on collateral, a decrease in collateral values can be an additional trigger to detect an impairment. Additional procedures may apply to specific classes of financial assets as described further below.
Troubled debt restructurings, also referred to as restructured loans, are considered impaired credit exposures in line with the Group’s policies and subject to individual assessment and provisioning for expected credit losses by the Group’s recovery functions. Restructured loans that defaulted again within 12 months from the last restructuring remain impaired or are impaired if they were considered non-impaired at the time of the subsequent default.
Macroeconomic scenarios
The estimation and application of forward-looking information requires quantitative analysis and significant expert judgment. The Group’s estimation of expected credit losses is based on a discounted probability-weighted estimate that considers three future macroeconomic scenarios: a baseline scenario, an upside scenario and a downside scenario. The baseline scenario represents the most likely outcome. The two other scenarios represent more optimistic and more pessimistic outcomes, with the downside scenario being more severe than the upside scenario. The scenarios are probability-weighted according to the Group’s best estimate of their relative likelihood based on historical frequency, an assessment of the current business and credit cycles as well as the macroeconomic factor trends.
The scenario design team within the Group’s Enterprise Risk Management (ERM) function determines the macroeconomic factors (MEFs) and market projections that are relevant for the Group’s three scenarios across the overall credit portfolio subject to the CECL accounting guidance. The scenario design team formulates the baseline scenario projections used for the calculation of expected credit losses from the Group’s global chief investment office in-house economic research forecasts and, where deemed appropriate, from external sources such as the
Bloomberg consensus of economist forecasts (covering the views of other investment banks and external economic consultancies), forecasts from nonpartisan think tanks, major central banks and multilateral institutions, such as the International Monetary Fund (IMF), the Organisation for Economic Co-operation and Development (OECD) and the World Bank. For factors where no in-house or credible external forecasts are available, an internal model is used to calibrate the baseline scenario projections. The downside and upside scenarios are derived from these baseline scenario projections. These three scenario projections are subject to a review and challenge process and any feedback from this process is incorporated into the scenario projections by the ERM scenario design team. The CECL scenario design working group is the governance forum. The working group performs an additional review and challenge and subsequently recommends approval of the MEFs and related market projections as well as the occurrence probability weights that are allocated to the baseline, downside and upside scenarios. MEFs and related market projections as well as the scenario occurrence probability weights used for the calculation of expected credit losses are approved by the Senior Management Approval Committee.
Current-period estimate of expected credit losses on non-impaired credit exposures
The key MEFs used in each of the macroeconomic scenarios for the calculation of the expected credit losses include, but are not limited to, GDP and industrial production. These MEFs have been selected based on the portfolios that are most material to the estimation of expected credit losses on non-impaired credit exposures from a longer-term perspective. The table “Selected macroeconomic factors” includes the Group’s forecast of selected MEFs for the first and second year following the reporting period.
As of December 31, 2021, the forecast macroeconomic scenarios were weighted 50% for the baseline, 40% for the downside and 10% for the upside scenario, unchanged compared to the scenario weightings applicable as of December 31, 2020. The MEFs included in the table represent the four-quarter average forecasts at the end of each reporting period. These forecasts are recalibrated on a monthly basis. The quarterly series for Swiss real GDP and US real GDP returned to pre-pandemic levels (i.e., the fourth quarter of 2019) in the second quarter of 2021. The forecast in the baseline scenario for the timing of the recovery of the quarterly series for eurozone real GDP and UK real GDP to return to pre-pandemic levels was the first quarter of 2022 and the third quarter of 2022, respectively. The macroeconomic and market variable projections incorporate adjustments to reflect the impact and potential withdrawal of the COVID-19 pandemic-related economic support programs provided by national governments and by central banks. While GDP and industrial production are significant inputs to the forecast models, a range of other inputs are also incorporated for all three scenarios to provide projections for future economic and market conditions. Given the complex nature of the forecasting process, no single economic variable is viewed in isolation or independently of other inputs.
Selected macroeconomic factors
	2021		2020
end of	Forecast 2022	Forecast 2023	Forecast 2021	Forecast 2022
Swiss real GDP growth rate (%)
Downside	(0.4)	0.3	0.1	0.8
Baseline	2.5	1.9	3.6	2.8
Upside	4.3	2.8	5.4	4.5
Eurozone real GDP growth rate (%)
Downside	(0.7)	1.4	0.3	2.8
Baseline	3.8	2.3	4.6	3.2
Upside	4.2	2.7	7.8	3.9
US real GDP growth rate (%)
Downside	0.1	1.4	0.5	2.0
Baseline	3.8	1.9	3.6	4.1
Upside	4.5	2.4	5.2	5.1
UK real GDP growth rate (%)
Downside	(0.9)	1.0	1.5	2.2
Baseline	5.0	3.3	6.4	4.0
Upside	7.8	3.9	10.9	5.7
World industrial production (%)
Downside	0.0	2.0	2.4	2.9
Baseline	3.0	3.0	5.5	4.3
Upside	4.4	3.7	8.6	5.9
Forecasts represent the rolling 4-quarter average estimate of the respective macroeconomic factor as determined at the end of each reporting period.
For events which cannot be adequately reflected in CECL models due to a lack of historical experience the event may be embedded in the baseline scenario. In order to address circumstances where in management’s judgment the CECL model outputs are overly sensitive to the effect of economic inputs that lie outside of their historical range, model overlays are applied. Such overlays are based on expert judgment and are applied in response to these circumstances to consider historical stressed losses and industry and counterparty credit level reviews. Overlays are also used to capture judgment on the economic uncertainty from global or regional developments or governmental actions with severe impacts on economies, such as the lockdowns and other actions directed towards managing the pandemic. As a result of such overlays, provisions for credit losses may not be primarily derived from MEF projections. As of December 31, 2021, the Group has continued its approach of applying qualitative overlays to the CECL model outputs in a manner consistent with December 31, 2020. In the first half of 2021, we observed more favorable developments in the COVID-19 pandemic, including vaccination rate increases as well as a reduction in lockdown measures, which resulted in a generally more positive economic outlook. In the second half of the year, negative market sentiment grew, mainly due to heightened COVID-19 pandemic risks as a result of new variants, continued supply chain disruptions and inflation, a peak in GDP growth in major European countries, the US and China as well as uncertainty with respect to China’s economic outlook. These contrasting views were reflected throughout 2021 within the Group’s overlays, which continue to be closely aligned with the macroeconomic forecasts and associated scenario weightings.
Interest income attributable to passage of time
For financial assets held at amortized cost for which the Group measures expected credit losses based on the discounted cash flow methodology the entire change in present value is reported in provision for credit losses.
Loans held at amortized cost
The Group’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans. The main risk characteristics are described by individual class of financing receivable for each of these portfolio segments:
Consumer loans:
■ Mortgages: includes lending instruments secured by residential real estate; such credit exposure is sensitive to the level of interest rates and unemployment as well as real estate valuation.
■ Loans collateralized by securities: primarily includes lending secured by marketable financial collateral (e.g., equities, bonds, investment funds and precious metals); such credit exposure is sensitive to market prices for securities which impact the value of financial collateral.
■ Consumer finance: includes lending to private individuals such as credit cards, personal loans and leases; such credit exposure is sensitive to MEFs including economic growth, unemployment and interest rates.
Corporate & institutional loans:
■ Real estate: includes lending backed by commercial or income-producing real estate; such credit exposure is sensitive to MEFs including economic growth, unemployment, interest rates and industrial production as well as real estate valuation.
■ Commercial and industrial loans: includes lending to corporate clients including small and medium-sized enterprises, large corporates and multinational clients; such credit exposure is sensitive to MEFs including economic growth, unemployment and industrial production.
■ Financial institutions: includes lending to financial institutions such as banks and insurance companies; such credit exposure is sensitive to MEFs including economic growth.
■ Governments and public institutions: includes lending to central government and state-owned enterprises; such credit exposure is sensitive to MEFs including economic growth.
Expected credit losses on impaired loans
In addition to the triggers described further above, loans managed on the Swiss platform are reviewed depending on event-driven developments. All corporate and institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are either transferred to recovery management or included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be released, remain on the watch list or be moved to recovery management. For loans in recovery management from the Swiss platform, larger positions are reviewed on a quarterly basis for any event-driven changes. Otherwise, these loans are reviewed at least annually. All loans in recovery management on international platforms are reviewed on at least a monthly basis.
Allowance for credit losses – loans held at amortized cost
	2021			2020				2019			[1]
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	318	1,218	1,536	241	808	1,049	[2]	187	715	902
Current-period provision for expected credit losses	78	(53)	25	191	709	900		63	221	284
of which methodology changes	0	(1)	(1)	0	(19)	(19)		–	–	–
of which provisions for interest [3]	25	23	48	22	15	37		–	–	–
Gross write-offs	(55)	(242)	(297)	(87)	(238)	(325)		(86)	(213)	(299)
Recoveries	9	5	14	8	5	13		9	16	25
Net write-offs	(46)	(237)	(283)	(79)	(233)	(312)		(77)	(197)	(274)
Provisions for interest	–	–	–	–	–	–		14	28	42
Foreign currency translation impact and other adjustments, net	7	12	19	(35)	(66)	(101)		(1)	(7)	(8)
Balance at end of period	357	940	1,297	318	1,218	1,536		186	760	946
of which individually evaluated	273	512	785	230	636	866		145	464	609
of which collectively evaluated	84	428	512	88	582	670		41	296	337
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million is reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
Gross write-offs of CHF 297 million in 2021 compared to gross write-offs of CHF 325 million in 2020 and were primarily related to corporate & institutional loans in both years. In 2021, gross write-offs in corporate & institutional loans were mainly related to positions in commodity trade finance, ship finance, corporate lending, the sale of a real estate-related loan and a position in the US health care sector. Write-offs in consumer loans were mainly related to consumer finance. In 2020, gross write-offs in corporate & institutional loans were mainly related to the oil and gas, ship finance, lombard lending, small and medium-sized enterprises, health care and commodity trade finance sectors. Write-offs in consumer loans were mainly related to consumer finance and a share-backed loan.
Purchases, reclassifications and sales – loans held at amortized cost
	2021			2020			2019
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	22	4,361	4,383	45	2,756	2,801	18	2,478	2,496
Reclassifications from loans held-for-sale [2]	0	133	133	0	6	6	0	11	11
Reclassifications to loans held-for-sale [3]	0	4,780	4,780	18	2,007	2,025	0	3,138	3,138
Sales [3]	0	4,442	4,442	18	1,626	1,644	0	3,001	3,001
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets
The Group’s other financial assets include certain balance sheet positions held at amortized cost, each representing its own portfolio segment. They have the following risk characteristics:
■ Cash and due from banks and interest-bearing deposits with banks: includes balances held with banks, primarily cash balances with central banks and nostro accounts; such credit exposure is sensitive to the credit rating and profile of the bank or central bank. Cash and due from banks also includes short-term, highly liquid debt instruments with original maturities of three months or less, which are held for cash management purposes; such credit exposure is sensitive to the credit rating and profile of the issuer of the related instrument.
■ Reverse repurchase agreements and securities borrowing transactions: includes lending and borrowing of securities against cash or other financial collateral; such credit exposure is sensitive to the credit rating and profile of the counterparty and relative changes in the valuation of securities and financial collateral.
■ Brokerage receivables: includes mainly settlement accounts with brokers and margin accounts; such credit exposure is sensitive to the credit rating and profile of the counterparty.
■ Other assets: includes mainly cash collateral, accrued interest, fees receivable, mortgage servicing advances and failed purchases; such credit exposure is sensitive to the credit rating and profile of the related counterparty.
Allowance for credit losses – other financial assets held at amortized cost
	2021	2020
Allowance for credit losses (CHF million)
Balance at beginning of period	55	45
Current-period provision for expected credit losses	4,291	24
Gross write-offs	(9)	(12)
Recoveries	0	2
Net write-offs	(9)	(10)
Foreign currency translation impact and other adjustments, net	(121)	(4)
Balance at end of period	4,216	55
of which individually evaluated	4,202	17
of which collectively evaluated	14	38
The current-period provision for expected credit losses on other financial assets held at amortized cost includes a provision of CHF 4,307 million related to Archegos. As of December 31, 2021, the related allowance for credit losses is reported in brokerage receivables.
In 2021, the Group purchased other financial assets held at amortized cost amounting to CHF 196 million, primarily related to mortgage servicing advances.
Credit quality information
Monitoring of credit quality and internal ratings – Overview
The Group monitors the credit quality of financial assets held at amortized cost through its credit risk management framework, which provides for the consistent evaluation, measurement and management of credit risk across the Group. Assessments of credit risk exposures for internal risk estimates and risk-weighted assets are calculated based on PD, LGD and EAD models.
> Refer to “Expected credit losses on non-impaired credit exposures” for further information on PD, LGD and EAD.
The credit risk management framework incorporates the following core elements:
■ Counterparty and transaction assessments: application of internal credit ratings (using PD), assignment of LGD and EAD values in relation to counterparties and transactions;
■ Credit limits: establishment of credit limits, including limits based on notional exposure, potential future exposure and stress exposure, subject to approval by delegated authority holders, to serve as primary risk controls on exposures and to prevent undue risk concentrations;
■ Credit monitoring, impairments and provisions: processes to support the ongoing monitoring and management of credit exposures, supporting the early identification of deterioration and any subsequent impact; and
■ Risk mitigation: active management of risk mitigation provided in relation to credit exposures, including through the use of cash sales, participations, collateral or guarantees or hedging instruments.
In addition to traditional credit exposure measurement, monitoring and management using current and potential future exposure metrics, Credit Risk performs counterparty and portfolio credit risk assessments of the impact of various internal stress test scenarios. Credit Risk assesses the impact to credit risk exposures arising from market movements in accordance with the scenario narrative, which can further support the identification of concentration or tail risks. The scenario suite includes historical scenarios as well as forward-looking scenarios which are aligned with those used by the Market Risk and Enterprise Risk Management functions.
Credit Risk evaluates and assesses counterparties and clients to whom the Group has credit exposures, primarily using internal rating models. Credit Risk uses these models to determine internal credit ratings which are intended to reflect the PD of each counterparty.
For a majority of counterparties and clients, internal ratings are based on internally developed statistical models that have been backtested against internal experience and validated by a function independent of model development. Findings from backtesting serve as a key input for any future rating model developments. The Group’s internally developed statistical rating models are based on a combination of quantitative factors (e.g., financial fundamentals, such as balance sheet information for corporates and loan-to-value (LTV) ratio and the borrower’s income level for mortgage lending, and market data) and qualitative factors (e.g., credit histories from credit reporting bureaus and economic trends).
For the remaining counterparties where statistical rating models are not used, internal credit ratings are assigned on the basis of a structured expert approach using a variety of inputs, such as peer analyses, industry comparisons, external ratings and research as well as the judgment of senior credit officers.
In addition to counterparty ratings, Credit Risk also assesses the risk profile of individual transactions and assigns transaction ratings which reflect specific contractual terms such as seniority, security and collateral.
Internal credit ratings may differ from external credit ratings, where available, and are subject to periodic review depending on exposure type, client segment, collateral or event-driven developments. The Group’s internal ratings are mapped to a PD band associated with each rating which is calibrated to historical default experience using internal data and external data sources. The Group’s internal rating bands are reviewed on an annual basis with reference to extended historical default data and are therefore based on stable long-run averages. Adjustments to PD bands are only made where significant deviations to existing values are detected. The last update was made in 2012 and since then no significant changes to the robust long-run averages have been detected.
For the purpose of the credit quality disclosures included in these financial statements, an equivalent rating based on the Standard & Poor’s rating scale is assigned to the Group’s internal ratings based on the PD band associated with each rating. These internal ratings are used consistently across all classes of financial assets and are aggregated to the credit quality indicators “investment grade” and “non-investment grade”.
The Group uses internal rating methodologies consistently for the purposes of approval, establishment and monitoring of credit limits and credit portfolio management, credit policy, management reporting, risk-adjusted performance measurement, economic risk capital measurement and allocation and financial accounting.
A credit quality monitoring process is performed to provide for early identification of possible changes in the creditworthiness of clients and includes regular asset and collateral quality reviews, business and financial statement analysis and relevant economic and industry studies. Credit Risk maintains regularly updated watch lists and holds review meetings to re-assess counterparties that could be subject to adverse changes in creditworthiness. The review of the credit quality of clients and counterparties does not depend on the accounting treatment of the asset or commitment.
> Refer to “Expected credit losses on impaired loans” for further information on credit monitoring.
Credit quality of loans held at amortized cost
The following table presents the Group’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages [1]
2021 / 2020	24,257	2,134	40	26,431	17,454	1,653	3	19,110
2020 / 2019	14,743	1,402	13	16,158	13,936	1,459	26	15,421
2019 / 2018	11,308	1,639	48	12,995	10,187	929	58	11,174
2018 / 2017	7,287	812	88	8,187	7,061	857	44	7,962
2017 / 2016	5,318	698	74	6,090	10,789	914	76	11,779
Prior years	36,790	2,359	317	39,466	39,471	2,854	216	42,541
Total term loans	99,703	9,044	580	109,327	98,898	8,666	423	107,987
Revolving loans	276	930	0	1,206	528	548	4	1,080
Total	99,979	9,974	580	110,533	99,426	9,214	427	109,067
Loans collateralized by securities [1]
2021 / 2020	2,627	685	0	3,312	1,031	1,519	149	2,699
2020 / 2019	649	848	0	1,497	995	324	0	1,319
2019 / 2018	61	167	0	228	483	64	0	547
2018 / 2017	32	26	106	164	61	41	0	102
2017 / 2016	55	19	0	74	200	127	0	327
Prior years	804	681	0	1,485	562	622	0	1,184
Total term loans	4,228	2,426	106	6,760	3,332	2,697	149	6,178
Revolving loans [2]	41,275	3,063	155	44,493	41,715	3,031	104	44,850
Total	45,503	5,489	261	51,253	45,047	5,728	253	51,028
Consumer finance [1]
2021 / 2020	1,688	823	5	2,516	1,282	675	5	1,962
2020 / 2019	538	288	15	841	518	385	22	925
2019 / 2018	285	234	19	538	249	219	23	491
2018 / 2017	98	169	18	285	80	154	17	251
2017 / 2016	21	75	13	109	16	57	10	83
Prior years	13	76	43	132	12	89	41	142
Total term loans	2,643	1,665	113	4,421	2,157	1,579	118	3,854
Revolving loans	348	21	90	459	328	88	81	497
Total	2,991	1,686	203	4,880	2,485	1,667	199	4,351
Consumer – total
2021 / 2020	28,572	3,642	45	32,259	19,767	3,847	157	23,771
2020 / 2019	15,930	2,538	28	18,496	15,449	2,168	48	17,665
2019 / 2018	11,654	2,040	67	13,761	10,919	1,212	81	12,212
2018 / 2017	7,417	1,007	212	8,636	7,202	1,052	61	8,315
2017 / 2016	5,394	792	87	6,273	11,005	1,098	86	12,189
Prior years	37,607	3,116	360	41,083	40,045	3,565	257	43,867
Total term loans	106,574	13,135	799	120,508	104,387	12,942	690	118,019
Revolving loans	41,899	4,014	245	46,158	42,571	3,667	189	46,427
Total	148,473	17,149	1,044	166,666	146,958	16,609	879	164,446
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2021 / 2020	9,568	4,682	2	14,252	6,054	2,792	106	8,952
2020 / 2019	3,709	1,355	5	5,069	2,902	1,611	0	4,513
2019 / 2018	1,849	706	2	2,557	1,849	1,133	24	3,006
2018 / 2017	925	340	1	1,266	1,033	346	72	1,451
2017 / 2016	475	101	0	576	1,591	285	25	1,901
Prior years	2,469	376	30	2,875	5,982	1,105	33	7,120
Total term loans	18,995	7,560	40	26,595	19,411	7,272	260	26,943
Revolving loans	778	297	135	1,210	1,027	172	69	1,268
Total	19,773	7,857	175	27,805	20,438	7,444	329	28,211
Commercial and industrial loans
2021 / 2020	8,284	11,985	136	20,405	7,724	11,621	310	19,655
2020 / 2019	3,242	4,468	62	7,772	3,851	6,411	133	10,395
2019 / 2018	2,110	3,903	105	6,118	1,781	4,321	247	6,349
2018 / 2017	1,003	2,256	177	3,436	964	1,981	60	3,005
2017 / 2016	697	937	60	1,694	809	1,248	22	2,079
Prior years	2,013	2,848	90	4,951	2,830	3,837	128	6,795
Total term loans	17,349	26,397	630	44,376	17,959	29,419	900	48,278
Revolving loans	13,941	7,458	372	21,771	12,913	8,908	464	22,285
Total	31,290	33,855	1,002	66,147	30,872	38,327	1,364	70,563
Financial institutions [1]
2021 / 2020	6,360	2,012	51	8,423	5,363	964	43	6,370
2020 / 2019	2,081	201	30	2,312	2,134	304	39	2,477
2019 / 2018	660	127	1	788	1,061	453	9	1,523
2018 / 2017	522	151	1	674	124	92	0	216
2017 / 2016	87	19	0	106	199	102	20	321
Prior years	499	85	1	585	770	41	2	813
Total term loans	10,209	2,595	84	12,888	9,651	1,956	113	11,720
Revolving loans	7,542	485	1	8,028	5,754	426	1	6,181
Total	17,751	3,080	85	20,916	15,405	2,382	114	17,901
Governments and public institutions
2021 / 2020	521	26	0	547	174	33	0	207
2020 / 2019	157	114	0	271	135	20	10	165
2019 / 2018	94	19	19	132	80	0	0	80
2018 / 2017	46	11	0	57	35	0	0	35
2017 / 2016	28	0	0	28	74	1	0	75
Prior years	199	21	0	220	388	41	0	429
Total term loans	1,045	191	19	1,255	886	95	10	991
Revolving loans	32	0	0	32	19	0	0	19
Total	1,077	191	19	1,287	905	95	10	1,010
Corporate & institutional – total
2021 / 2020	24,733	18,705	189	43,627	19,315	15,410	459	35,184
2020 / 2019	9,189	6,138	97	15,424	9,022	8,346	182	17,550
2019 / 2018	4,713	4,755	127	9,595	4,771	5,907	280	10,958
2018 / 2017	2,496	2,758	179	5,433	2,156	2,419	132	4,707
2017 / 2016	1,287	1,057	60	2,404	2,673	1,636	67	4,376
Prior years	5,180	3,330	121	8,631	9,970	5,024	163	15,157
Total term loans	47,598	36,743	773	85,114	47,907	38,742	1,283	87,932
Revolving loans	22,293	8,240	508	31,041	19,713	9,506	534	29,753
Total	69,891	44,983	1,281	116,155	67,620	48,248	1,817	117,685
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

Total loans held at amortized cost by internal counterparty rating
	2021					2020
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2021 / 2020	53,305	22,347	234	75,886		39,082	19,257	616	58,955
2020 / 2019	25,119	8,676	125	33,920		24,471	10,514	230	35,215
2019 / 2018	16,367	6,795	194	23,356		15,690	7,119	361	23,170
2018 / 2017	9,913	3,765	391	14,069		9,358	3,471	193	13,022
2017 / 2016	6,681	1,849	147	8,677		13,678	2,734	153	16,565
Prior years	42,787	6,446	481	49,714		50,015	8,589	420	59,024
Total term loans	154,172	49,878	1,572	205,622		152,294	51,684	1,973	205,951
Revolving loans	64,192	12,254	753	77,199		62,284	13,173	723	76,180
Total	218,364	62,132	2,325	282,821	[2]	214,578	64,857	2,696	282,131	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 295 million and CHF 334 million as of December 31, 2021 and 2020, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Group’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2021 / 2020	0	5	0	5	0	0	0	0
2019 / 2018	0	0	0	0	0	70	0	70
2018 / 2017	0	63	0	63	0	2	0	2
2017 / 2016	0	2	0	2	0	4	0	4
Prior years	0	2	0	2	0	0	0	0
Total term positions	0	72	0	72	0	76	0	76
Revolving positions	0	970	0	970	0	934	0	934
Total	0	1,042	0	1,042	0	1,010	0	1,010
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Generally, a financial asset is deemed past due if the principal and/or interest payment has not been received on its due date.
Loans held at amortized cost – past due
	Current		Past due
end of			Up to 30 days	31–60 days	61–90 days	More than 90 days	Total		Total
2021 (CHF million)
Mortgages	109,877		123	73	61	399	656		110,533
Loans collateralized by securities	51,069		42	0	0	142	184		51,253
Consumer finance	4,449		144	70	60	157	431		4,880
Consumer	165,395		309	143	121	698	1,271		166,666
Real estate	27,628		6	4	0	167	177		27,805
Commercial and industrial loans	65,327		166	13	12	629	820		66,147
Financial institutions	20,807		60	7	1	41	109		20,916
Governments and public institutions	1,252		16	0	0	19	35		1,287
Corporate & institutional	115,014		248	24	13	856	1,141		116,155
Total loans held at amortized cost	280,409		557	167	134	1,554	2,412		282,821	[1]
2020 (CHF million)
Mortgages [2]	108,544		63	68	34	358	523		109,067
Loans collateralized by securities [2]	50,907		17	0	0	104	121		51,028
Consumer finance [2]	3,916		149	68	47	171	435		4,351
Consumer	163,367		229	136	81	633	1,079		164,446
Real estate	28,070		50	3	11	77	141		28,211
Commercial and industrial loans	69,227	[3]	622	26	6	682	1,336	[3]	70,563
Financial institutions [2]	17,720		48	15	72	46	181		17,901
Governments and public institutions	969		37	4	0	0	41		1,010
Corporate & institutional	115,986		757	48	89	805	1,699		117,685
Total loans held at amortized cost	279,353		986	184	170	1,438	2,778		282,131	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 295 million and CHF 334 million as of December 31, 2021 and 2020, respectively.
2
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

3 Prior period has been revised.
As of December 31, 2021 and 2020, the Group did not have any loans that were more than 90 days past due and still accruing interest. Also, the Group did not have any other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Overview
Generally, a financial asset is deemed non-accrual and recognition of any interest in the statement of operations is discontinued when the contractual payments of principal and/or interest are more than 90 days past due.
Payments collected on non-accrual financial assets are accounted for using the cash basis or the cost recovery method or a combination of both.
Generally, non-accrual financial assets may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the contractual arrangement and when certain performance criteria are met.
> Refer to “Note 1 – Summary of significant accounting policies” for further information on the recognition of write-offs of financial assets and related recoveries.
For loans held at amortized cost, non-accrual loans are comprised of non-performing loans and non-interest-earning loans.
Non-accrual loans held at amortized cost
	2021				2020
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	418	572	2	111	337	418	3	60
Loans collateralized by securities	105	262	8	2	122	105	1	0
Consumer finance	201	205	3	1	168	201	3	1
Consumer	724	1,039	13	114	627	724	7	61
Real estate	324	167	6	0	155	324	8	27
Commercial and industrial loans	925	698	11	96	682	925	38	4
Financial institutions	68	41	0	0	46	68	0	8
Governments and public institutions	0	19	0	0	0	0	0	0
Corporate & institutional	1,317	925	17	96	883	1,317	46	39
Total loans held at amortized cost	2,041	1,964	30	210	1,510	2,041	53	100
In the Group’s recovery management function covering the Investment Bank and Asia Pacific, a position is written down to its net carrying value once the credit provision is greater than 90% of the notional amount, unless repayment is anticipated to occur within the next three months. Following the expiration of this three-month period the position is written off unless it can be demonstrated that any delay in payment is an operational matter that is expected to be resolved within a ten-day grace period. In the Group’s recovery management functions for Swiss Universal Bank and International Wealth Management, write-offs are made based on an individual counterparty assessment. An evaluation is performed on the need for write-offs on impaired loans individually and on an ongoing basis, if it is likely that parts of a loan or the entire loan will not be recoverable. Write-offs of residual loan balances are executed once available debt enforcement procedures are exhausted or, in certain cases, upon a restructuring.
Collateral-dependent financial assets
The Group’s collateral-dependent financial assets are managed by a global recovery management function which is divisionally aligned to cover the Investment Bank and Asia Pacific, International Wealth Management and Swiss Universal Bank.
Collateral-dependent financial assets managed by the recovery management function covering the Investment Bank and Asia Pacific mainly include mortgages, revolving corporate loans, securities borrowing, trade finance exposures and lombard loans. For mortgages, property, guarantees and life insurance policies are the main collateral types. For revolving corporate loans, collateral includes mainly cash, inventory, oil and gas reserves and receivables. Securities borrowing exposures are mainly secured by pledged shares, bonds, investment fund units and money market instruments. Trade finance exposures are secured by cash and guarantees. For lombard loans, the Group holds collateral in the form of pledged shares, bonds, investment fund units and money market instruments as well as cash and life insurance policies. Since the second quarter of 2021, the collateral values used for the calculation of the collateral coverage ratio are considered up to the amount of the related collateral-dependent loan; previously, the collateral coverage ratio reflected the entire collateral value. The prior period collateral coverage ratio has been updated to conform to the current presentation. As of December 31, 2021, the overall collateral coverage ratio was 92% of the Group’s collateral-dependent financial asset exposure managed by the recovery management function covering the Investment Bank and Asia Pacific, compared to 89% as of December 31, 2020. The increase in the overall collateral coverage ratio was mainly driven by repayments of several European mortgages, the sale of a loan to a real estate company as well as upgrades, repayments or write-offs of several exposures in the oil and gas sector with lower collateral coverage ratios. This increase in the overall collateral ratio was partially offset by the removal of a fully collateralized share-backed loan.
Collateral-dependent financial assets managed by the recovery management function covering International Wealth Management mainly include ship finance exposures, commercial loans, lombard loans, residential mortgages as well as aviation and yacht finance exposures. Ship finance exposures are collateralized by vessel mortgages, corporate guarantees, insurance assignments as well as cash balances, securities deposits or other assets held with the Group. Collateral held against commercial loans include primarily guarantees issued by export credit agencies, other guarantees, private risk insurance, asset pledges and assets held with the Group (e.g., cash, securities deposits and others). Lombard loans are collateralized by pledged financial assets mainly in the form of cash, shares, bonds, investment fund units and money market instruments as well as life insurance policies and bank guarantees. Residential mortgages are secured by mortgage notes on residential real estate, life insurance policies as well as cash balances, securities deposits or other assets held with the
Group. Aviation and yacht finance exposures are collateralized by aircraft mortgages of business jets and vessel mortgages on yachts, respectively, as well as corporate and/or personal guarantees, cash balances, securities deposits or other assets held with the Group. Collateral-dependent loans decreased in 2021, mainly driven by decreases in ship finance as well as aviation and yacht finance, partially offset by increases in lombard loans, commercial loans and residential mortgages. The overall collateral coverage decreased from 89% as of December 31, 2020 to 87% as of December 31, 2021, mainly driven by decreases in higher collateralized exposures.
Collateral-dependent financial assets managed by the recovery management function covering Swiss Universal Bank mainly include residential mortgages and commercial mortgages. Collateral held against residential mortgages includes mainly mortgage notes on residential real estate, pledged capital awards in retirement plans and life insurance policies. For commercial mortgages, collateral held includes primarily mortgage notes on commercial real estate and cash balances, securities deposits or other assets held with the Group. The overall collateral coverage ratio in relation to the collateral-dependent financial assets decreased from 88% as of December 31, 2020 to 86% as of December 31, 2021 for residential and commercial mortgages, mainly reflecting repayments and upgrades of mortgages with high collateral coverage.
Off-balance sheet credit exposures
The Group portfolio comprises off-balance sheet exposures with credit risk in the form of irrevocable commitments, guarantees and similar instruments which are subject to the CECL accounting guidance. The main risk characteristics are as follows:
■ Irrevocable commitments are primarily commitments made to corporate and institutional borrowers to provide loans under approved, but undrawn, credit facilities. In addition, the Group has irrevocable commitments under documentary credits for corporate and institutional clients that facilitate international trade. The related credit risk exposure is to corporate clients, including small and medium-sized enterprises, large corporates and multinational clients who are impacted by macroeconomic and industry-specific factors such as economic growth, unemployment and industrial production.
■ Guarantees are provided to third parties which contingently obligate the Group to make payments in the event that the underlying counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The credit risk associated with guarantees is primarily to corporate and institutional clients and financial institutions, which are sensitive to MEFs including economic growth and interest rates.
For off-balance sheet credit exposures, methodology, scenarios and MEFs used to estimate the provision for expected credit losses are the same as those used to estimate the allowance for credit losses for financial assets held at amortized cost. For the EAD models, a credit conversion factor or similar methodology is applied to off-balance sheet credit exposures in order to project the additional drawn amount between current utilization and the committed facility amount.
> Refer to “Allowance for credit losses” for further information on methodology, scenarios and MEFs used to estimate expected credit losses.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	2021			2020			2019
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	0	0	0	1	7	7
Loans collateralized by securities	1	33	25	3	165	165	0	0	0
Real estate	1	2	2	0	0	0	0	0	0
Commercial and industrial loans	18	402	394	17	127	95	25	172	161
Financial institutions	1	44	44	0	0	0	0	0	0
Total loans	21	481	465	20	292	260	26	179	168
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2021		2020		2019
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	0	0	1	13
Loans collateralized by securities	3	156	0	0	0	0
Commercial and industrial loans	1	14	4	13	1	2
Total loans	4	170	4	13	2	15
In 2021, the loan modifications of the Group included the increase of credit facilities, extended loan repayment terms, including postponed loan amortizations and extended maturity dates, interest rate concessions, waivers of principal and interest and changes in covenants.
As of December 31, 2021 and 2020, the Group did not have any commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.
In March 2020, US federal banking regulators issued the “Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised)” (Interagency Statement). According to the Interagency Statement, short-term modifications made on a good faith basis in response to the COVID-19 crisis to borrowers that were otherwise current prior to the relief being granted would not be considered to be troubled debt restructurings. This includes short-term modifications such as payment deferrals, fee waivers, repayment term extensions or payment delays that are insignificant. The Interagency Statement was developed in consultation with the FASB and the Group has applied this guidance. The Group has granted short-term modifications to certain borrowers due to the COVID-19 crisis in the form of deferrals of capital and interest payments that are within the scope of this guidance and the loans subject to those deferrals have not been reported as troubled debt restructurings in restructured loans.

Bank
Financial instruments measured at amortized cost and credit losses
19 Financial instruments measured at amortized cost and credit losses
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on loans held at amortized cost.
Overview of financial instruments measured at amortized cost – by balance sheet position
	2021				2020
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	163,718		0	163,718	137,683		(1)	137,682
Interest-bearing deposits with banks	1,256	[2]	0	1,256	1,235	[4]	(5)	1,230
Securities purchased under resale agreements and securities borrowing transactions	35,283	[2]	0	35,283	34,282		0	34,282
Loans	291,411	[2,3]	(1,296)	290,115	290,468	[4,5]	(1,535)	288,933
Brokerage receivables	20,875	[2]	(4,186)	16,689	35,944	[4]	(1)	35,943
Other assets	14,226		(28)	14,198	15,540		(41)	15,499
Total	526,769		(5,510)	521,259	515,152		(1,583)	513,569
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 85 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excludes accrued interest in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Includes endangered interest of CHF 87 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
Loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2021			2020				2019			[1]
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
CHF million
Balance at beginning of period	318	1,217	1,535	241	807	1,048	[2]	187	714	901
Current-period provision for expected credit losses	78	(53)	25	191	709	900		63	221	284
of which methodology changes	0	(1)	(1)	0	(19)	(19)		–	–	–
of which provisions for interest [3]	25	23	48	22	15	37		–	–	–
Gross write-offs	(55)	(242)	(297)	(87)	(238)	(325)		(86)	(213)	(299)
Recoveries	9	5	14	8	5	13		9	16	25
Net write-offs	(46)	(237)	(283)	(79)	(233)	(312)		(77)	(197)	(274)
Provisions for interest [3]	–	–	–	–	–	–		14	28	42
Foreign currency translation impact and other adjustments, net	7	12	19	(35)	(66)	(101)		(1)	(7)	(8)
Balance at end of period	357	939	1,296	318	1,217	1,535		186	759	945
of which individually evaluated	273	512	785	230	635	865		145	463	608
of which collectively evaluated	84	427	511	88	582	670		41	296	337
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on estimating expected credit losses and the Bank’s gross write-offs.
Purchases, reclassifications and sales – loans held at amortized cost
	2021			2020			2019
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	22	4,361	4,383	45	2,756	2,801	18	2,478	2,496
Reclassifications from loans held-for-sale [2]	0	133	133	0	6	6	0	11	11
Reclassifications to loans held-for-sale [3]	0	4,780	4,780	18	2,007	2,025	0	3,138	3,138
Sales [3]	0	4,442	4,442	18	1,626	1,644	0	3,001	3,001
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets
The current-period provision for expected credit losses on other financial assets held at amortized cost includes a provision of CHF 4,307 million related to Archegos Capital Management (Archegos). As of December 31, 2021, the related allowance for credit losses is reported in brokerage receivables.
Allowance for credit losses – other financial assets held at amortized cost
	2021	2020
CHF million
Balance at beginning of period	48	43
Current-period provision for expected credit losses	4,295	19
Gross write-offs	(8)	(12)
Recoveries	0	2
Net write-offs	(8)	(10)
Foreign currency translation impact and other adjustments, net	(121)	(4)
Balance at end of period	4,214	48
of which individually evaluated	4,200	15
of which collectively evaluated	14	33
In 2021, the Bank purchased other financial assets held at amortized cost amounting to CHF 196 million, primarily related to mortgage servicing advances.
Credit quality information
Credit quality of loans held at amortized cost
The following table presents the Bank’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages [1]
2021 / 2020	24,257	2,134	40	26,431	17,454	1,653	3	19,110
2020 / 2019	14,743	1,402	13	16,158	13,936	1,459	26	15,421
2019 / 2018	11,308	1,639	48	12,995	10,187	929	58	11,174
2018 / 2017	7,287	812	88	8,187	7,061	857	44	7,962
2017 / 2016	5,318	698	74	6,090	10,789	914	76	11,779
Prior years	36,790	2,359	317	39,466	39,471	2,854	216	42,541
Total term loans	99,703	9,044	580	109,327	98,898	8,666	423	107,987
Revolving loans	276	930	0	1,206	528	548	4	1,080
Total	99,979	9,974	580	110,533	99,426	9,214	427	109,067
Loans collateralized by securities [1]
2021 / 2020	2,627	685	0	3,312	1,031	1,519	149	2,699
2020 / 2019	649	848	0	1,497	995	324	0	1,319
2019 / 2018	61	167	0	228	483	64	0	547
2018 / 2017	32	26	106	164	61	41	0	102
2017 / 2016	55	19	0	74	200	127	0	327
Prior years	804	681	0	1,485	562	622	0	1,184
Total term loans	4,228	2,426	106	6,760	3,332	2,697	149	6,178
Revolving loans [2]	41,275	3,063	155	44,493	41,715	3,031	104	44,850
Total	45,503	5,489	261	51,253	45,047	5,728	253	51,028
Consumer finance [1]
2021 / 2020	1,688	823	5	2,516	1,282	675	5	1,962
2020 / 2019	538	288	15	841	518	385	22	925
2019 / 2018	285	234	19	538	249	219	23	491
2018 / 2017	98	169	18	285	80	154	17	251
2017 / 2016	21	75	13	109	16	57	10	83
Prior years	13	76	43	132	12	89	41	142
Total term loans	2,643	1,665	113	4,421	2,157	1,579	118	3,854
Revolving loans	348	21	90	459	328	88	81	497
Total	2,991	1,686	203	4,880	2,485	1,667	199	4,351
Consumer – total
2021 / 2020	28,572	3,642	45	32,259	19,767	3,847	157	23,771
2020 / 2019	15,930	2,538	28	18,496	15,449	2,168	48	17,665
2019 / 2018	11,654	2,040	67	13,761	10,919	1,212	81	12,212
2018 / 2017	7,417	1,007	212	8,636	7,202	1,052	61	8,315
2017 / 2016	5,394	792	87	6,273	11,005	1,098	86	12,189
Prior years	37,607	3,116	360	41,083	40,045	3,565	257	43,867
Total term loans	106,574	13,135	799	120,508	104,387	12,942	690	118,019
Revolving loans	41,899	4,014	245	46,158	42,571	3,667	189	46,427
Total	148,473	17,149	1,044	166,666	146,958	16,609	879	164,446
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2021 / 2020	9,568	4,682	2	14,252	6,054	2,792	106	8,952
2020 / 2019	3,709	1,355	5	5,069	2,902	1,611	0	4,513
2019 / 2018	1,849	706	2	2,557	1,849	1,133	24	3,006
2018 / 2017	925	340	1	1,266	1,033	346	72	1,451
2017 / 2016	475	101	0	576	1,591	285	25	1,901
Prior years	2,469	376	30	2,875	5,982	1,105	33	7,120
Total term loans	18,995	7,560	40	26,595	19,411	7,272	260	26,943
Revolving loans	778	297	135	1,210	1,027	172	69	1,268
Total	19,773	7,857	175	27,805	20,438	7,444	329	28,211
Commercial and industrial loans
2021 / 2020	8,284	11,985	136	20,405	7,724	11,621	310	19,655
2020 / 2019	3,242	4,468	62	7,772	3,851	6,411	133	10,395
2019 / 2018	2,110	3,903	105	6,118	1,781	4,321	247	6,349
2018 / 2017	1,003	2,256	177	3,436	964	1,981	60	3,005
2017 / 2016	697	937	60	1,694	809	1,248	22	2,079
Prior years	2,013	2,848	78	4,939	2,830	3,837	116	6,783
Total term loans	17,349	26,397	618	44,364	17,959	29,419	888	48,266
Revolving loans	13,941	7,458	372	21,771	12,913	8,908	464	22,285
Total	31,290	33,855	990	66,135	30,872	38,327	1,352	70,551
Financial institutions [1]
2021 / 2020	6,360	2,012	51	8,423	5,363	964	43	6,370
2020 / 2019	2,081	201	30	2,312	2,134	304	39	2,477
2019 / 2018	660	127	1	788	1,061	453	9	1,523
2018 / 2017	522	151	1	674	124	92	0	216
2017 / 2016	87	19	0	106	199	102	20	321
Prior years	499	85	1	585	770	41	2	813
Total term loans	10,209	2,595	84	12,888	9,651	1,956	113	11,720
Revolving loans	7,542	485	1	8,028	5,754	426	1	6,181
Total	17,751	3,080	85	20,916	15,405	2,382	114	17,901
Governments and public institutions
2021 / 2020	521	26	0	547	174	33	0	207
2020 / 2019	157	114	0	271	135	20	10	165
2019 / 2018	94	19	19	132	80	0	0	80
2018 / 2017	46	11	0	57	35	0	0	35
2017 / 2016	28	0	0	28	74	1	0	75
Prior years	199	21	0	220	388	41	0	429
Total term loans	1,045	191	19	1,255	886	95	10	991
Revolving loans	32	0	0	32	19	0	0	19
Total	1,077	191	19	1,287	905	95	10	1,010
Corporate & institutional – total
2021 / 2020	24,733	18,705	189	43,627	19,315	15,410	459	35,184
2020 / 2019	9,189	6,138	97	15,424	9,022	8,346	182	17,550
2019 / 2018	4,713	4,755	127	9,595	4,771	5,907	280	10,958
2018 / 2017	2,496	2,758	179	5,433	2,156	2,419	132	4,707
2017 / 2016	1,287	1,057	60	2,404	2,673	1,636	67	4,376
Prior years	5,180	3,330	109	8,619	9,970	5,024	151	15,145
Total term loans	47,598	36,743	761	85,102	47,907	38,742	1,271	87,920
Revolving loans	22,293	8,240	508	31,041	19,713	9,506	534	29,753
Total	69,891	44,983	1,269	116,143	67,620	48,248	1,805	117,673
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

Total loans held at amortized cost by internal counterparty rating
	2021					2020
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2021 / 2020	53,305	22,347	234	75,886		39,082	19,257	616	58,955
2020 / 2019	25,119	8,676	125	33,920		24,471	10,514	230	35,215
2019 / 2018	16,367	6,795	194	23,356		15,690	7,119	361	23,170
2018 / 2017	9,913	3,765	391	14,069		9,358	3,471	193	13,022
2017 / 2016	6,681	1,849	147	8,677		13,678	2,734	153	16,565
Prior years	42,787	6,446	469	49,702		50,015	8,589	408	59,012
Total term loans	154,172	49,878	1,560	205,610		152,294	51,684	1,961	205,939
Revolving loans	64,192	12,254	753	77,199		62,284	13,173	723	76,180
Total loans to third parties	218,364	62,132	2,313	282,809		214,578	64,857	2,684	282,119
Total loans to entities under common control	8,683	0	0	8,683		8,444	0	0	8,444
Total	227,047	62,132	2,313	291,492	[1]	223,022	64,857	2,684	290,563	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 295 million and CHF 334 million as of December 31, 2021 and 2020, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Bank’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2021 / 2020	0	5	0	5	0	0	0	0
2019 / 2018	0	0	0	0	0	70	0	70
2018 / 2017	0	63	0	63	0	2	0	2
2017 / 2016	0	2	0	2	0	4	0	4
Prior years	0	2	0	2	0	0	0	0
Total term positions	0	72	0	72	0	76	0	76
Revolving positions	0	970	0	970	0	934	0	934
Total	0	1,042	0	1,042	0	1,010	0	1,010
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Loans held at amortized cost – past due
	Current		Past due
end of			Up to 30 days	31–60 days	61–90 days	More than 90 days	Total		Total
2021 (CHF million)
Mortgages	109,877		123	73	61	399	656		110,533
Loans collateralized by securities	51,069		42	0	0	142	184		51,253
Consumer finance	4,449		144	70	60	157	431		4,880
Consumer	165,395		309	143	121	698	1,271		166,666
Real estate	27,628		6	4	0	167	177		27,805
Commercial and industrial loans	65,327		166	13	12	617	808		66,135
Financial institutions	20,807		60	7	1	41	109		20,916
Governments and public institutions	1,252		16	0	0	19	35		1,287
Corporate & institutional	115,014		248	24	13	844	1,129		116,143
Total loans to third parties	280,409		557	167	134	1,542	2,400		282,809
Total loans to entities under common control	8,683		0	0	0	0	0		8,683
Total loans held at amortized cost	289,092		557	167	134	1,542	2,400		291,492	[1]
2020 (CHF million)
Mortgages [2]	108,544		63	68	34	358	523		109,067
Loans collateralized by securities [2]	50,907		17	0	0	104	121		51,028
Consumer finance [2]	3,916		149	68	47	171	435		4,351
Consumer	163,367		229	136	81	633	1,079		164,446
Real estate	28,070		50	3	11	77	141		28,211
Commercial and industrial loans	69,227	[3]	622	26	6	670	1,324	[3]	70,551
Financial institutions [2]	17,720		48	15	72	46	181		17,901
Governments and public institutions	969		37	4	0	0	41		1,010
Corporate & institutional	115,986		757	48	89	793	1,687		117,673
Total loans to third parties	279,353		986	184	170	1,426	2,766		282,119
Total loans to entities under common control	8,444		0	0	0	0	0		8,444
Total loans held at amortized cost	287,797		986	184	170	1,426	2,766		290,563	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 295 million and CHF 334 million as of December 31, 2021 and 2020, respectively.
2
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

3 Prior period has been revised.
As of December 31, 2021 and 2020, the Bank did not have any loans that were more than 90 days past due and still accruing interest. Also, the Bank did not have any other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Non-accrual loans held at amortized cost
	2021				2020
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	418	572	2	111	337	418	3	60
Loans collateralized by securities	105	262	8	2	122	105	1	0
Consumer finance	201	205	3	1	168	201	3	1
Consumer	724	1,039	13	114	627	724	7	61
Real estate	324	167	6	0	155	324	8	27
Commercial and industrial loans	913	686	11	96	670	913	38	4
Financial institutions	68	41	0	0	46	68	0	8
Governments and public institutions	0	19	0	0	0	0	0	0
Corporate & institutional	1,305	913	17	96	871	1,305	46	39
Total loans held at amortized cost	2,029	1,952	30	210	1,498	2,029	53	100
Collateral-dependent financial assets
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on the Bank’s collateral-dependent financial assets.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	2021			2020			2019
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	0	0	0	1	7	7
Loans collateralized by securities	1	33	25	3	165	165	0	0	0
Real estate	1	2	2	0	0	0	0	0	0
Commercial and industrial loans	18	402	394	17	127	95	25	172	161
Financial institutions	1	44	44	0	0	0	0	0	0
Total loans	21	481	465	20	292	260	26	179	168
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2021		2020		2019
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	0	0	1	13
Loans collateralized by securities	3	156	0	0	0	0
Commercial and industrial loans	1	14	4	13	1	2
Total loans	4	170	4	13	2	15
In 2021, the loan modifications of the Bank included the increase of credit facilities, extended loan repayment terms, including postponed loan amortizations and extended maturity dates, interest rate concessions, waivers of principal and interest and changes in covenants.
As of December 31, 2021 and 2020, the Bank did not have any commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.